Performance Management - Unconstrained Bond Series	Jul. 15, 2025
Prospectus [Line Items]
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNSFOR PERIODS ENDED DECEMBER 31, 2024
Performance Table Market Index Changed	On July 15, 2025, the Series’ secondary benchmark changed from the FTSE 3-Month Treasury Bill Index to the ICE BofA US 3-Month Treasury Bill Index. The Advisor considers the ICE BofA US 3-Month Treasury Bill Index an appropriate cash proxy that aligns with the strategy’s investment objective and is more widely used in the marketplace than the FTSE 3-Month Treasury Bill Index.
Performance [Table]

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2024
	1 Year	5 Years	10 Years
Class S Shares
Return Before Taxes	4.08%	2.57%	2.43%
Return After Taxes on Distributions	2.27%	1.07%	1.17%
Return After Taxes on Distributions and Sale of Series Shares	2.40%	1.34%	1.32%
Class I Shares – Return Before Taxes	4.39%	2.81%	2.69%
Class W Shares – Return Before Taxes	4.85%	3.26%	2.85%
Indices: (reflect no deduction for fees, expenses, or taxes)
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
ICE BofA US 3-Month Treasury Bill Index[1]	5.25%	2.46%	1.77%
FTSE 3-Month Treasury Bill Index	5.45%	2.54%	1.79%

[1]	On July 15, 2025, the Series’ secondary benchmark changed from the FTSE 3-Month Treasury Bill Index to the ICE BofA US 3-Month Treasury Bill Index. The Advisor considers the ICE BofA US 3-Month Treasury Bill Index an appropriate cash proxy that aligns with the strategy’s investment objective and is more widely used in the marketplace than the FTSE 3-Month Treasury Bill Index.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflect no deduction for fees, expenses, or taxes)